UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019 - June 30, 2020

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record

Portfolio Name : American Funds Global Growth Portfolio
Portfolio Name : American Funds Growth Portfolio
Portfolio Name : American Funds Growth and Income Portfolio
Portfolio Name : American Funds Moderate Growth and Income Portfolio
Portfolio Name : American Funds Conservative Growth and Income Portfolio
Portfolio Name : American Funds Tax-Aware Conservative Growth and Income Portfolio
Portfolio Name : American Funds Preservation Portfolio
Portfolio Name : American Funds Tax-Exempt Preservation Portfolio

Reporting Period: July 01, 2019 - June 30, 2020

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

(Registrant)

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 26, 2020